Distribution Date:	01/14/22	JPMCC Commercial Mortgage Securities Trust 2019-COR6
Determination Date:	01/10/22
Next Distribution Date:	02/15/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-COR6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	48129RAU9	2.040200%	15,090,000.00	9,210,669.17	239,278.34	15,659.67	0.00	0.00	254,938.01	8,971,390.83	30.23%	30.00%
A-2	48129RAV7	2.946400%	33,100,000.00	33,100,000.00	0.00	81,271.53	0.00	0.00	81,271.53	33,100,000.00	30.23%	30.00%
A-3	48129RAW5	2.794600%	178,992,000.00	178,992,000.00	0.00	416,842.54	0.00	0.00	416,842.54	178,992,000.00	30.23%	30.00%
A-4	48129RAX3	3.056500%	318,234,000.00	318,234,000.00	0.00	810,568.52	0.00	0.00	810,568.52	318,234,000.00	30.23%	30.00%
A-SB	48129RAZ8	2.981500%	19,610,000.00	19,610,000.00	0.00	48,722.68	0.00	0.00	48,722.68	19,610,000.00	30.23%	30.00%
A-S	48129RAY1	3.409700%	57,512,000.00	57,512,000.00	0.00	163,415.56	0.00	0.00	163,415.56	57,512,000.00	23.05%	22.88%
B	48129RBA2	3.690237%	34,305,000.00	34,305,000.00	0.00	105,494.64	0.00	0.00	105,494.64	34,305,000.00	18.77%	18.63%
C	48129RBB0	3.926237%	39,350,000.00	39,350,000.00	0.00	128,747.84	0.00	0.00	128,747.84	39,350,000.00	13.86%	13.75%
D	48129RAA3	2.500000%	24,215,000.00	24,215,000.00	0.00	50,447.92	0.00	0.00	50,447.92	24,215,000.00	10.83%	10.75%
E	48129RAE5	2.500000%	21,189,000.00	21,189,000.00	0.00	44,143.75	0.00	0.00	44,143.75	21,189,000.00	8.19%	8.13%
F	48129RAG0	2.500000%	9,081,000.00	9,081,000.00	0.00	18,918.75	0.00	0.00	18,918.75	9,081,000.00	7.05%	7.00%
G-RR	48129RAL9	3.926237%	17,152,000.00	17,152,000.00	0.00	56,119.01	0.00	0.00	56,119.01	17,152,000.00	4.91%	4.88%
H-RR	48129RAN5	3.926237%	8,072,000.00	8,072,000.00	0.00	26,410.48	0.00	0.00	26,410.48	8,072,000.00	3.90%	3.88%
NR-RR* 48129RAQ8		3.926237%	31,278,797.00	31,278,797.00	0.00	98,782.72	0.00	0.00	98,782.72	31,278,797.00	0.00%	0.00%
R	48129RAS4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			807,180,797.00	801,301,466.17	239,278.34	2,065,545.61	0.00	0.00	2,304,823.95	801,062,187.83

Notional Certificates
X-A	48129RBC8	0.936290%	622,538,000.00	616,658,669.17	0.00	481,142.66	0.00	0.00	481,142.66	616,419,390.83
X-B	48129RBD6	0.109918%	73,655,000.00	73,655,000.00	0.00	6,746.65	0.00	0.00	6,746.65	73,655,000.00
X-D	48129RAC9	1.426237%	45,404,000.00	45,404,000.00	0.00	53,964.04	0.00	0.00	53,964.04	45,404,000.00
X-F	48129RAJ4	1.426237%	9,081,000.00	9,081,000.00	0.00	10,793.04	0.00	0.00	10,793.04	9,081,000.00
Notional SubTotal			750,678,000.00	744,798,669.17	0.00	552,646.39	0.00	0.00	552,646.39	744,559,390.83

Deal Distribution Total					239,278.34	2,618,192.00	0.00	0.00	2,857,470.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	48129RAU9	610.38231743	15.85674884	1.03775149	0.00000000	0.00000000	0.00000000	0.00000000	16.89450033	594.52556859
A-2	48129RAV7	1,000.00000000	0.00000000	2.45533323	0.00000000	0.00000000	0.00000000	0.00000000	2.45533323	1,000.00000000
A-3	48129RAW5	1,000.00000000	0.00000000	2.32883336	0.00000000	0.00000000	0.00000000	0.00000000	2.32883336	1,000.00000000
A-4	48129RAX3	1,000.00000000	0.00000000	2.54708334	0.00000000	0.00000000	0.00000000	0.00000000	2.54708334	1,000.00000000
A-SB	48129RAZ8	1,000.00000000	0.00000000	2.48458338	0.00000000	0.00000000	0.00000000	0.00000000	2.48458338	1,000.00000000
A-S	48129RAY1	1,000.00000000	0.00000000	2.84141675	0.00000000	0.00000000	0.00000000	0.00000000	2.84141675	1,000.00000000
B	48129RBA2	1,000.00000000	0.00000000	3.07519720	0.00000000	0.00000000	0.00000000	0.00000000	3.07519720	1,000.00000000
C	48129RBB0	1,000.00000000	0.00000000	3.27186379	0.00000000	0.00000000	0.00000000	0.00000000	3.27186379	1,000.00000000
D	48129RAA3	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	48129RAE5	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	48129RAG0	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G-RR	48129RAL9	1,000.00000000	0.00000000	3.27186392	0.00000000	0.00000000	0.00000000	0.00000000	3.27186392	1,000.00000000
H-RR	48129RAN5	1,000.00000000	0.00000000	3.27186323	0.00000000	0.00000000	0.00000000	0.00000000	3.27186323	1,000.00000000
NR-RR	48129RAQ8	1,000.00000000	0.00000000	3.15813680	0.11372688	0.55027500	0.00000000	0.00000000	3.15813680	1,000.00000000
R	48129RAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	48129RBC8	990.55586835	0.00000000	0.77287276	0.00000000	0.00000000	0.00000000	0.00000000	0.77287276	990.17150894
X-B	48129RBD6	1,000.00000000	0.00000000	0.09159799	0.00000000	0.00000000	0.00000000	0.00000000	0.09159799	1,000.00000000
X-D	48129RAC9	1,000.00000000	0.00000000	1.18853053	0.00000000	0.00000000	0.00000000	0.00000000	1.18853053	1,000.00000000
X-F	48129RAJ4	1,000.00000000	0.00000000	1.18852990	0.00000000	0.00000000	0.00000000	0.00000000	1.18852990	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/21 - 12/30/21	30	0.00	15,659.67	0.00	15,659.67	0.00	0.00	0.00	15,659.67	0.00
A-2	12/01/21 - 12/30/21	30	0.00	81,271.53	0.00	81,271.53	0.00	0.00	0.00	81,271.53	0.00
A-3	12/01/21 - 12/30/21	30	0.00	416,842.54	0.00	416,842.54	0.00	0.00	0.00	416,842.54	0.00
A-4	12/01/21 - 12/30/21	30	0.00	810,568.52	0.00	810,568.52	0.00	0.00	0.00	810,568.52	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	48,722.68	0.00	48,722.68	0.00	0.00	0.00	48,722.68	0.00
X-A	12/01/21 - 12/30/21	30	0.00	481,142.66	0.00	481,142.66	0.00	0.00	0.00	481,142.66	0.00
X-B	12/01/21 - 12/30/21	30	0.00	6,746.65	0.00	6,746.65	0.00	0.00	0.00	6,746.65	0.00
X-D	12/01/21 - 12/30/21	30	0.00	53,964.04	0.00	53,964.04	0.00	0.00	0.00	53,964.04	0.00
X-F	12/01/21 - 12/30/21	30	0.00	10,793.04	0.00	10,793.04	0.00	0.00	0.00	10,793.04	0.00
A-S	12/01/21 - 12/30/21	30	0.00	163,415.56	0.00	163,415.56	0.00	0.00	0.00	163,415.56	0.00
B	12/01/21 - 12/30/21	30	0.00	105,494.64	0.00	105,494.64	0.00	0.00	0.00	105,494.64	0.00
C	12/01/21 - 12/30/21	30	0.00	128,747.84	0.00	128,747.84	0.00	0.00	0.00	128,747.84	0.00
D	12/01/21 - 12/30/21	30	0.00	50,447.92	0.00	50,447.92	0.00	0.00	0.00	50,447.92	0.00
E	12/01/21 - 12/30/21	30	0.00	44,143.75	0.00	44,143.75	0.00	0.00	0.00	44,143.75	0.00
F	12/01/21 - 12/30/21	30	0.00	18,918.75	0.00	18,918.75	0.00	0.00	0.00	18,918.75	0.00
G-RR	12/01/21 - 12/30/21	30	0.00	56,119.01	0.00	56,119.01	0.00	0.00	0.00	56,119.01	0.00
H-RR	12/01/21 - 12/30/21	30	0.00	26,410.48	0.00	26,410.48	0.00	0.00	0.00	26,410.48	0.00
NR-RR	12/01/21 - 12/30/21	30	13,610.17	102,339.96	0.00	102,339.96	3,557.24	0.00	0.00	98,782.72	17,211.94
Totals			13,610.17	2,621,749.24	0.00	2,621,749.24	3,557.24	0.00	0.00	2,618,192.00	17,211.94

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,857,470.34
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,719,307.35	Master Servicing Fee	2,243.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,989.28
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.00
ARD Interest	0.00	Operating Advisor Fee	1,312.84
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	276.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,719,307.35	Total Fees	10,166.46

Principal		Expenses/Reimbursements
Scheduled Principal	239,278.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,557.24
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	239,278.34	Total Expenses/Reimbursements	3,557.24

		Interest Reserve Deposit	87,391.64

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,618,192.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	239,278.34
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,857,470.34
Total Funds Collected	2,958,585.69	Total Funds Distributed	2,958,585.68

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	801,301,466.58	801,301,466.58	Beginning Certificate Balance	801,301,466.17
(-) Scheduled Principal Collections	239,278.34	239,278.34	(-) Principal Distributions	239,278.34
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	801,062,188.24	801,062,188.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	801,301,466.58	801,301,466.58	Ending Certificate Balance	801,062,187.83
Ending Actual Collateral Balance	801,062,188.24	801,062,188.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.41)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.41)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.93%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	9	64,666,249.74	8.07%	88	4.2879	1.969544	1.49 or less	7	121,258,229.66	15.14%	83	4.7133	1.175667
10,000,000 to 19,999,999		8	130,899,551.18	16.34%	75	4.6633	1.664363	1.50 to 1.74	7	164,835,772.87	20.58%	85	4.2694	1.589214
20,000,000 to 24,999,999		5	107,497,522.70	13.42%	91	3.8668	1.755229	1.75 to 1.99	6	170,500,000.00	21.28%	90	3.9321	1.836097
25,000,000 to 49,999,999		8	277,998,864.62	34.70%	91	3.9029	2.262437	2.00 to 2.24	2	31,834,712.98	3.97%	93	4.0111	2.185549
	50,000,000 or greater	4	220,000,000.00	27.46%	93	3.4930	2.215136	2.25 or greater	12	312,633,472.73	39.03%	93	3.4656	2.760568
	Totals	34	801,062,188.24	100.00%	89	3.9408	2.060009	Totals	34	801,062,188.24	100.00%	89	3.9408	2.060009
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	17	274,095,470.06	34.22%	89	3.6003	2.021765
							Industrial	7	12,199,175.47	1.52%	93	4.0758	2.369796
Colorado	2	54,888,864.62	6.85%	88	4.5519	1.601531
							Lodging	2	41,755,165.89	5.21%	70	4.2742	2.160874
Florida	2	26,755,417.99	3.34%	94	3.6064	3.149975
							Multi-Family	51	101,170,661.70	12.63%	89	4.4345	1.668071
Illinois	44	68,550,000.00	8.56%	87	4.3460	1.969861
							Office	40	463,420,772.63	57.85%	90	3.8173	2.119993
Mississippi	1	719,995.27	0.09%	92	4.2000	1.640000
							Other	9	61,219,338.30	7.64%	92	3.5038	1.750717
Nevada	1	20,000,000.00	2.50%	90	3.7408	1.850000
							Retail	6	92,967,074.27	11.61%	90	3.8438	2.350789
New Jersey	8	32,840,000.00	4.10%	94	4.6200	1.040000
							Self Storage	2	28,330,000.00	3.54%	87	4.9114	1.910547
New York	2	64,062,809.72	8.00%	91	3.8761	2.312074
							Totals	117	801,062,188.24	100.00%	89	3.9408	2.060009
North Carolina	4	60,661,674.33	7.57%	94	3.5699	3.018135

Ohio	1	16,505,165.89	2.06%	34	5.3500	0.510000

South Carolina	2	26,979,712.98	3.37%	86	4.0752	2.216559

Texas	5	18,400,000.00	2.30%	88	4.6250	1.645000

Utah	1	29,600,000.00	3.70%	92	3.7500	2.280000

Virginia	24	59,114,604.66	7.38%	89	4.6238	1.385210

Washington	3	47,888,472.73	5.98%	93	3.4170	2.869584

Totals	117	801,062,188.24	100.00%	89	3.9408	2.060009

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.99999% or less	17	489,938,472.73	61.16%	93	3.5316	2.340857	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	7	125,485,485.85	15.66%	83	4.1438	1.868006	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	6	111,312,074.27	13.90%	89	4.5825	1.568067	25 months to 36 months	34	801,062,188.24	100.00%	89	3.9408	2.060009
	5.00000 or greater	4	74,326,155.39	9.28%	74	5.3344	1.269631	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	801,062,188.24	100.00%	89	3.9408	2.060009	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	34	801,062,188.24	100.00%	89	3.9408	2.060009
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	4	53,553,561.68	6.69%	51	4.9580	1.369438	Interest Only	21	555,425,000.00	69.34%	91	3.7128	2.270434
85 months to 119 months		30	747,508,626.56	93.31%	92	3.8679	2.109483	359 months or less	13	245,637,188.24	30.66%	84	4.4564	1.584205
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	34	801,062,188.24	100.00%	89	3.9408	2.060009	Totals	34	801,062,188.24	100.00%	89	3.9408	2.060009
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	150,041,692.24	18.73%	91	4.3160	1.483085				None
	Totals	34	801,062,188.24	100.00%	89	3.9408	2.060009

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	30317108	OF	Los Angeles	CA	Actual/360	3.005%	129,360.42	0.00	0.00	N/A	11/09/29	--	50,000,000.00	50,000,000.00	01/09/22
1A	30317109				Actual/360	3.005%	32,340.10	0.00	0.00	N/A	11/09/29	--	12,500,000.00	12,500,000.00	01/09/22
2	30503618	98	Los Angeles	CA	Actual/360	3.500%	183,847.22	0.00	0.00	N/A	09/06/29	--	61,000,000.00	61,000,000.00	01/06/22
3	30504190	OF	Charlotte	NC	Actual/360	3.505%	166,000.69	0.00	0.00	N/A	11/01/29	--	55,000,000.00	55,000,000.00	01/01/22
4	30503811	OF	Los Angeles	CA	Actual/360	3.925%	182,512.50	0.00	0.00	N/A	10/06/29	--	54,000,000.00	54,000,000.00	01/06/22
5	30502287	Various	Chicago	IL	Actual/360	4.554%	183,330.12	0.00	0.00	N/A	02/06/29	--	46,750,000.00	46,750,000.00	01/06/22
6	30503974	RT	Brooklyn	NY	Actual/360	3.570%	123,427.79	0.00	0.00	N/A	10/01/29	--	40,150,000.00	40,150,000.00	01/01/22
7	30502639	OF	Various	VA	Actual/360	5.300%	88,160.46	21,464.78	0.00	N/A	04/06/29	--	19,316,959.53	19,295,494.75	01/06/22
7A	30502640				Actual/360	5.300%	88,160.46	21,464.78	0.00	N/A	04/06/29	--	19,316,959.53	19,295,494.75	01/06/22
8	30503285	OF	Colorado Springs	CO	Actual/360	4.100%	126,085.07	53,664.72	0.00	N/A	08/06/29	--	35,712,529.34	35,658,864.62	01/06/22
9	30503876	OF	Bellevue	WA	Actual/360	3.250%	97,951.39	0.00	0.00	N/A	10/01/29	--	35,000,000.00	35,000,000.00	01/01/22
10	30504163	MF	Jersey City	NJ	Actual/360	4.620%	130,648.47	0.00	0.00	N/A	11/01/29	--	32,840,000.00	32,840,000.00	01/01/22
11	30503462	OF	Mill Valley	CA	Actual/360	3.540%	99,832.92	0.00	0.00	N/A	09/06/29	--	32,750,000.00	32,750,000.00	01/06/22
12	30503612	OF	Sandy	UT	Actual/360	3.750%	95,583.33	0.00	0.00	N/A	09/06/29	--	29,600,000.00	29,600,000.00	01/06/22
13	30503831	LO	Miami Beach	FL	Actual/360	3.571%	77,644.45	0.00	0.00	N/A	11/06/29	--	25,250,000.00	25,250,000.00	01/06/22
14	30502949	OF	Brooklyn	NY	Actual/360	4.390%	90,527.54	34,515.06	0.00	N/A	05/06/29	--	23,947,324.78	23,912,809.72	01/06/22
15	30504076	OF	North Charleston	SC	Actual/360	4.050%	82,374.79	35,299.29	0.00	N/A	11/06/29	--	23,620,012.27	23,584,712.98	01/06/22
16	30504333	RT	Las Vegas	NV	Actual/360	3.741%	64,424.89	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	01/01/22
17	30503904	OF	Mountain View	CA	Actual/360	3.688%	63,515.56	0.00	0.00	N/A	09/11/29	--	20,000,000.00	20,000,000.00	12/11/21
18	30504043	OF	McLean	VA	Actual/360	3.330%	57,350.00	0.00	0.00	N/A	10/11/29	--	20,000,000.00	20,000,000.00	12/11/21
19	30315743	SS	Boulder	CO	Actual/360	5.390%	89,253.91	0.00	0.00	N/A	12/01/28	--	19,230,000.00	19,230,000.00	01/01/22
20	30504305	LO	Cincinnati	OH	Actual/360	5.350%	76,125.02	18,805.31	0.00	N/A	11/01/24	--	16,523,971.20	16,505,165.89	01/01/22
21	30503524	RT	San Diego	CA	Actual/360	4.000%	55,455.56	0.00	0.00	N/A	08/06/29	--	16,100,000.00	16,100,000.00	01/06/22
22	30503755	OF	Rancho Cordova	CA	Actual/360	4.100%	50,998.44	21,481.32	0.00	N/A	10/06/24	--	14,444,877.11	14,423,395.79	01/06/22
23	30503420	MF	Chicago	IL	Actual/360	3.900%	45,505.42	0.00	0.00	N/A	09/06/29	--	13,550,000.00	13,550,000.00	01/06/22
24	30503021	RT	Richmond	CA	Actual/360	4.500%	35,397.40	12,737.70	0.00	N/A	07/06/29	--	9,134,811.97	9,122,074.27	01/06/22
25	30503063	OF	Various	TX	Actual/360	4.620%	36,600.67	0.00	0.00	N/A	06/06/29	--	9,200,000.00	9,200,000.00	01/06/22
26	30502644	OF	Houston	TX	Actual/360	4.630%	36,679.89	0.00	0.00	N/A	04/06/29	--	9,200,000.00	9,200,000.00	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
27	30504221	SS	Vashon	WA	Actual/360	3.900%	30,560.83	0.00	0.00	N/A	11/06/29	--	9,100,000.00	9,100,000.00	01/06/22
28	30503090	IN	Various	Various	Actual/360	4.200%	30,460.64	11,594.84	0.00	N/A	09/06/29	--	8,422,297.58	8,410,702.74	01/06/22
29	30503651	MF	Chicago	IL	Actual/360	3.900%	27,706.25	0.00	0.00	N/A	09/06/29	--	8,250,000.00	8,250,000.00	01/06/22
30	30503884	RT	Van Nuys	CA	Actual/360	4.600%	16,636.67	0.00	0.00	N/A	11/06/29	--	4,200,000.00	4,200,000.00	01/06/22
31	30504056	IN	Everett	WA	Actual/360	3.800%	12,423.72	8,250.54	0.00	N/A	11/06/29	--	3,796,723.27	3,788,472.73	01/06/22
32	30503650	RT	Murrells Inlet	SC	Actual/360	4.250%	12,424.76	0.00	0.00	N/A	10/06/24	--	3,395,000.00	3,395,000.00	01/06/22
Totals							2,719,307.35	239,278.34	0.00				801,301,466.58	801,062,188.24
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	92,981,255.00	98,268,670.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	92,981,255.00	98,268,670.52	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,345,909.58	4,745,431.15	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	21,871,906.77	22,494,678.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,861,088.82	7,149,476.73	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,539,370.23	9,854,249.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,993,813.86	4,017,549.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,465,676.17	14,489,228.35	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	14,465,676.17	14,489,228.35	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,303,090.55	3,531,325.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	14,240,134.13	14,763,645.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,691,360.75	345,431.35	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,742,891.39	4,670,508.34	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,939,105.44	2,793,518.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,098,485.76	3,336,940.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	9,063,445.88	8,683,331.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,658,249.78	3,273,325.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	52,113,243.84	55,206,505.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	7,412,090.43	9,363,616.59	01/01/21	09/30/21	--	0.00	0.00	63,472.50	63,472.50	0.00	0.00
18	21,624,829.18	9,807,957.00	01/01/21	09/30/21	--	0.00	0.00	57,285.41	57,285.41	0.00	0.00
19	1,565,327.51	1,759,142.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	(3,035,307.94)	3,216,356.55	01/01/21	10/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,255,449.11	1,966,948.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,603,569.36	1,679,642.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,162,128.98	1,041,028.69	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	787,526.27	928,933.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	642,824.43	696,600.62	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,359,700.00	3,360,000.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	778,012.14	876,360.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	900,031.27	982,733.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	687,353.96	745,156.58	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	270,673.46	269,543.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,132,039.96	1,114,785.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	391,076.75	392,655.28	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	395,893,283.99	408,583,176.95				0.00	0.00	120,757.91	120,757.91	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.940814%	3.926080%	89
12/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.940970%	3.926237%	90
11/16/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941144%	3.926411%	91
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941299%	3.926566%	92
09/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941471%	3.926738%	93
08/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941624%	3.926891%	94
07/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941776%	3.927044%	95
06/15/21	1	16,642,279.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.941946%	3.927214%	96
05/14/21	0	0.00	1	16,660,455.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.942097%	3.927365%	97
04/15/21	1	4,200,000.00	1	16,681,016.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.942266%	3.927533%	98
03/15/21	0	0.00	1	16,699,015.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.942414%	3.927682%	99
02/16/21	0	0.00	2	20,924,354.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.942619%	3.927887%	100
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		34,323,562	34,323,562	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		766,738,627	766,738,627	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	801,062,188	801,062,188	0	0	0	0
Dec-21	801,301,467	801,301,467	0	0	0	0
Nov-21	801,562,093	801,562,093	0	0	0	0
Oct-21	801,799,427	801,799,427	0	0	0	0
Sep-21	802,058,178	802,058,178	0	0	0	0
Aug-21	802,293,583	802,293,583	0	0	0	0
Jul-21	802,528,075	802,528,075	0	0	0	0
Jun-21	802,784,086	786,141,806	16,642,279	0	0	0
May-21	803,016,670	786,356,214	0	16,660,456	0	0
Apr-21	803,270,843	782,389,826	4,200,000	16,681,017	0	0
Mar-21	803,501,535	786,802,519	0	16,699,016	0	0
Feb-21	803,799,004	782,874,650	0	20,924,354	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	30504305	16,505,165.89	16,505,165.89	86,000,000.00	04/15/21	2,495,584.03	0.51000	10/31/21	11/01/24	333
Totals		16,505,165.89	16,505,165.89	86,000,000.00		2,495,584.03

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	30504305	LO	OH	02/10/21	1

1/3/2022: Loan transferred to Special Servicing on 2/10/2021 due to imminent payment default. Loan was delinquent for 12/1/2020. Hard Lockbox in place and funds being utilized for waterfall payments when amounts sufficient. Counsel engaged and demand letter issued. Appraisal update has been received. The loan has now been paid current with respect to regularly due principal and interest and special servicing fees. The borrower and lender have reached an agreement in principal to settle the penalty fees and the lender is awaiting the borrower's settlement of fees.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30502639	19,692,679.36	5.30000%	19,692,679.36	5.30000%	8	08/06/20	08/06/20	08/17/20
7	30502639	0.00	5.30000%	0.00	5.30000%	8	08/04/20	08/06/20	08/17/20
7A	30502640	19,692,679.36	5.30000%	19,692,679.36	5.30000%	8	08/06/20	08/06/20	08/17/20
7A	30502640	0.00	5.30000%	0.00	5.30000%	8	08/04/20	08/06/20	08/17/20
Totals		39,385,358.72		39,385,358.72
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20	0.00	0.00	3,557.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,557.24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 3,557.24

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Supplemental Notes
None

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